Note 22 - Disclosures About Fair Value of Financial Instruments - Fair Value of Financial Instruments Measured on a Recurring Basis (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Available-for-sale securities, at market (amortized cost $570,842 and $420,207, respectively)	$ 580,543	$ 421,145
US Government-sponsored Enterprises Debt Securities [Member]
Available-for-sale securities, at market (amortized cost $570,842 and $420,207, respectively)	125,905	59,579
Collateralized Mortgage Backed Securities [Member]
Available-for-sale securities, at market (amortized cost $570,842 and $420,207, respectively)	263,790	267,313
Asset-backed Securities [Member]
Available-for-sale securities, at market (amortized cost $570,842 and $420,207, respectively)	36,957	27,229
Corporate Debt Securities [Member]
Available-for-sale securities, at market (amortized cost $570,842 and $420,207, respectively)	2,600	0
US States and Political Subdivisions Debt Securities [Member]
Available-for-sale securities, at market (amortized cost $570,842 and $420,207, respectively)	151,291	67,024
Fair Value, Recurring [Member] | Reported Value Measurement [Member]
Hedged Loans	29,417	0
Available-for-sale securities, at market (amortized cost $570,842 and $420,207, respectively)	580,543	421,145
Mortgage loans held for sale	19,474	18,179
Derivatives	714	328
Bank owned life insurance	35,197	31,762
Total assets	665,345	471,414
Derivative Liability, Fair Value, Gross Liability, Total	208	23
Total liabilities	208	23
Fair Value, Recurring [Member] | Reported Value Measurement [Member] | US Government-sponsored Enterprises Debt Securities [Member]
Available-for-sale securities, at market (amortized cost $570,842 and $420,207, respectively)	125,905	59,579
Fair Value, Recurring [Member] | Reported Value Measurement [Member] | Collateralized Mortgage Backed Securities [Member]
Available-for-sale securities, at market (amortized cost $570,842 and $420,207, respectively)	263,790	267,313
Fair Value, Recurring [Member] | Reported Value Measurement [Member] | Asset-backed Securities [Member]
Available-for-sale securities, at market (amortized cost $570,842 and $420,207, respectively)	36,957	27,229
Fair Value, Recurring [Member] | Reported Value Measurement [Member] | Corporate Debt Securities [Member]
Available-for-sale securities, at market (amortized cost $570,842 and $420,207, respectively)	2,600	0
Fair Value, Recurring [Member] | Reported Value Measurement [Member] | US States and Political Subdivisions Debt Securities [Member]
Available-for-sale securities, at market (amortized cost $570,842 and $420,207, respectively)	151,291	67,024
Fair Value, Recurring [Member] | Estimate of Fair Value Measurement [Member] | Fair Value, Inputs, Level 1 [Member]
Hedged Loans	0	0
Available-for-sale securities, at market (amortized cost $570,842 and $420,207, respectively)	0	0
Mortgage loans held for sale	0	0
Derivatives	0	0
Bank owned life insurance	0	0
Derivative Liability, Fair Value, Gross Liability, Total	0	0
Total liabilities	0	0
Fair Value, Recurring [Member] | Estimate of Fair Value Measurement [Member] | Fair Value, Inputs, Level 1 [Member] | US Government-sponsored Enterprises Debt Securities [Member]
Available-for-sale securities, at market (amortized cost $570,842 and $420,207, respectively)	0	0
Fair Value, Recurring [Member] | Estimate of Fair Value Measurement [Member] | Fair Value, Inputs, Level 1 [Member] | Collateralized Mortgage Backed Securities [Member]
Available-for-sale securities, at market (amortized cost $570,842 and $420,207, respectively)	0	0
Fair Value, Recurring [Member] | Estimate of Fair Value Measurement [Member] | Fair Value, Inputs, Level 1 [Member] | Asset-backed Securities [Member]
Available-for-sale securities, at market (amortized cost $570,842 and $420,207, respectively)	0	0
Fair Value, Recurring [Member] | Estimate of Fair Value Measurement [Member] | Fair Value, Inputs, Level 1 [Member] | Corporate Debt Securities [Member]
Available-for-sale securities, at market (amortized cost $570,842 and $420,207, respectively)	0	0
Fair Value, Recurring [Member] | Estimate of Fair Value Measurement [Member] | Fair Value, Inputs, Level 1 [Member] | US States and Political Subdivisions Debt Securities [Member]
Available-for-sale securities, at market (amortized cost $570,842 and $420,207, respectively)	0	0
Fair Value, Recurring [Member] | Estimate of Fair Value Measurement [Member] | Fair Value, Inputs, Level 2 [Member]
Hedged Loans	29,417	0
Available-for-sale securities, at market (amortized cost $570,842 and $420,207, respectively)	580,543	421,145
Mortgage loans held for sale	19,474	18,179
Derivatives	714	328
Bank owned life insurance	0	0
Total assets	630,148	439,652
Derivative Liability, Fair Value, Gross Liability, Total	208	23
Total liabilities	208	23
Fair Value, Recurring [Member] | Estimate of Fair Value Measurement [Member] | Fair Value, Inputs, Level 2 [Member] | US Government-sponsored Enterprises Debt Securities [Member]
Available-for-sale securities, at market (amortized cost $570,842 and $420,207, respectively)	125,905	59,579
Fair Value, Recurring [Member] | Estimate of Fair Value Measurement [Member] | Fair Value, Inputs, Level 2 [Member] | Collateralized Mortgage Backed Securities [Member]
Available-for-sale securities, at market (amortized cost $570,842 and $420,207, respectively)	263,790	267,313
Fair Value, Recurring [Member] | Estimate of Fair Value Measurement [Member] | Fair Value, Inputs, Level 2 [Member] | Asset-backed Securities [Member]
Available-for-sale securities, at market (amortized cost $570,842 and $420,207, respectively)	36,957	27,229
Fair Value, Recurring [Member] | Estimate of Fair Value Measurement [Member] | Fair Value, Inputs, Level 2 [Member] | Corporate Debt Securities [Member]
Available-for-sale securities, at market (amortized cost $570,842 and $420,207, respectively)	2,600	0
Fair Value, Recurring [Member] | Estimate of Fair Value Measurement [Member] | Fair Value, Inputs, Level 2 [Member] | US States and Political Subdivisions Debt Securities [Member]
Available-for-sale securities, at market (amortized cost $570,842 and $420,207, respectively)	151,291	67,024
Fair Value, Recurring [Member] | Estimate of Fair Value Measurement [Member] | Fair Value, Inputs, Level 3 [Member]
Hedged Loans	0	0
Available-for-sale securities, at market (amortized cost $570,842 and $420,207, respectively)	0	0
Mortgage loans held for sale	0	0
Derivatives	0	0
Bank owned life insurance	35,197	31,762
Total assets	35,197	31,762
Derivative Liability, Fair Value, Gross Liability, Total	0	0
Total liabilities	0	0
Fair Value, Recurring [Member] | Estimate of Fair Value Measurement [Member] | Fair Value, Inputs, Level 3 [Member] | US Government-sponsored Enterprises Debt Securities [Member]
Available-for-sale securities, at market (amortized cost $570,842 and $420,207, respectively)	0	0
Fair Value, Recurring [Member] | Estimate of Fair Value Measurement [Member] | Fair Value, Inputs, Level 3 [Member] | Collateralized Mortgage Backed Securities [Member]
Available-for-sale securities, at market (amortized cost $570,842 and $420,207, respectively)	0	0
Fair Value, Recurring [Member] | Estimate of Fair Value Measurement [Member] | Fair Value, Inputs, Level 3 [Member] | Asset-backed Securities [Member]
Available-for-sale securities, at market (amortized cost $570,842 and $420,207, respectively)	0	0
Fair Value, Recurring [Member] | Estimate of Fair Value Measurement [Member] | Fair Value, Inputs, Level 3 [Member] | Corporate Debt Securities [Member]
Available-for-sale securities, at market (amortized cost $570,842 and $420,207, respectively)	0	0
Fair Value, Recurring [Member] | Estimate of Fair Value Measurement [Member] | Fair Value, Inputs, Level 3 [Member] | US States and Political Subdivisions Debt Securities [Member]
Available-for-sale securities, at market (amortized cost $570,842 and $420,207, respectively)	$ 0	$ 0